DEFERRED REVENUE (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Deferred Revenue
Opening balance of deferred revenue	[1]	$ 2,382	$ 3,193
Additions sales deposits		2,169	452
Revenue recognized during the year		(179)	(1,123)
Change in foreign exchange		57	(140)
Ending balance of deferred revenue		4,429	2,382	[1]
Less: Current portion		4,429	2,382
Long-term portion of deferred revenue

[1]	During the year ended December 31, 2021, the Company recognized deferred revenue in relation to a non-cash agreement with a customer in which the Company provided the customer with 8 leased buses to be leased until the delivery of the 8 new buses which are expected to be delivered in 2024. As a result, the Company has recognized $162 as lease revenue (December 31, 2022: $127; December 31, 2021: $14) and has a deferred revenue balance of $1,812 as at December 31, 2023 (December 31, 2022 - $1,929).